Property, plant, equipment and development costs (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,				Changes in	Reclassifications	December 31,
	2023	Additions	Disposals	Sales	estimations	and transfers	2023	Additions	Disposals	Sales	estimations	and transfers	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	18,765	—	—	—	—	—	18,765	—	—	—	—	—	18,765
Mining concessions	111,590	—	—	—	—	(34,023)	77,567	—	—	(3)	—	(7)	77,557
Development costs	904,683	89,127	(8)	—	—	—	993,802	101,876	—	—	—	1,782	1,097,460
Buildings, constructions and other	1,353,782	—	—	(5,193)	—	27,011	1,375,600	—	—	(313)	—	79,815	1,455,102
Machinery and equipment	874,015	1	(233)	—	—	15,428	889,211	—	(1,466)	(10,567)	—	24,904	902,082
Transportation units	5,657	—	(89)	(761)	—	723	5,530	—	(68)	(483)	—	113	5,092
Furniture and fixtures	11,071	2	(6)	—	—	464	11,531	—	—	(1)	—	1,166	12,696
Units in transit	15,686	36,452	—	—	—	—	52,138	33,521	—	—	—	247	85,906
Work in progress	91,468	139,610	(1,326)	—	—	(43,629)	186,123	242,841	(7,496)	—	—	(100,177)	321,291
Stripping activity asset	190,156	8,953	—	—	—	—	199,109	—	—	—	—	1	199,110
Right-of-use asset (e)	30,944	1,929	—	—	1,055	—	33,928	—	—	—	7,842	(7,842)	33,928
Mine closure costs	310,513	—	—	—	11,879	—	322,392	—	—	—	73,090	(2)	395,480
	3,918,330	276,074	(1,662)	(5,954)	12,934	(34,026)	4,165,696	378,238	(9,030)	(11,367)	80,932	—	4,604,469
Accumulated depreciation and amortization:
Development costs	388,488	23,802	—	—	—	—	412,290	33,236	—	—	—	7,461	452,987
Buildings, construction and other	823,918	55,919	—	—	—	—	879,837	67,469	—	(313)	—	(7,124)	939,869
Machinery and equipment	744,649	37,510	(223)	(4,792)	—	—	777,144	31,398	(938)	(10,541)	—	6,602	803,665
Transportation units	5,172	300	(85)	(744)	—	—	4,643	249	(41)	(483)	—	(141)	4,227
Furniture and fixtures	10,221	457	(6)	—	—	—	10,672	501	—	(1)	—	(303)	10,869
Stripping activity asset	153,928	51,124	—	—	—	—	205,052	—	—	—	—	(5,942)	199,110
Right-of-use asset (e)	18,184	3,988	—	—	—	—	22,172	5,737	—	—	—	(553)	27,356
Mine closure costs	232,030	15,016	—	—	—	—	247,046	18,826	—	—	—	—	265,872
	2,376,590	188,116	(314)	(5,536)	—	—	2,558,856	157,416	(979)	(11,338)	—	—	2,703,955
Provision for impairment of long-lived assets:
Mine closure costs	2,206	—	—	—	—	—	2,206	—	—	—	—	—	2,206
Development costs	3,488	—	—	—	—	—	3,488	—	—	—	—	(3)	3,485
Property, plant and other	851	—	—	—	—	—	851	—	—	—	—	3	854
Machinery and equipment	—	—	—	—	—	—	—	4,184	—	—	—	—	4,184
	6,545	—	—	—	—	—	6,545	4,184	—	—	—	—	10,729

Net cost	1,535,195						1,600,295						1,889,785

Schedule of estimates prices for the current and long-term periods

As of December 31, 2024 -

	2025	2026-2028
	US$	US$

Gold	2,000 /Oz	2,304 /Oz
Silver	26.00 /Oz	30.00 /Oz
Copper	8,900 /MT	10,175 /MT
Zinc	2,500 /MT	2,721 /MT
Lead	1,900 /MT	2,185 /MT

As of December 31, 2023 -

	2024	2024-2027
	US$	US$

Gold	1,900 /Oz	2,036 /Oz
Silver	23.00 /Oz	27.00 /Oz
Copper	8,500 /MT	10,822 /MT
Zinc	2,600 /MT	3,071 /MT
Lead	2,050 /MT	2,449 /MT

As of December 31, 2022 -

	2024	2024-2026
	US$	US$

Gold	1,750 /Oz	1,735 /Oz
Silver	21.00 /Oz	23.17 /Oz
Copper	7,900 /MT	9,625 /MT
Zinc	3,000 /MT	2,648 /MT
Lead	1,900 /MT	2,181 /MT

(*)OZ= Ounces, MT = Metric Ton.

Schedule of net assets for right in use

	2024	2023
	US$(000)	US$(000)

Buildings	5,150	9,236
Transportation units	1,340	1,117
Machinery and equipment	82	1,403

	6,572	11,756

Schedule of discount rate

	2024	2023	2022
	%	%	%

Uchucchacua	N/A	12.04	12.52
Tambomayo	12.73	12.04	N/A
Julcani	N/A	12.04	N/A
Orcopampa	12.73	N/A	12.52
El Brocal	15.66	14.78	16.58
Rio Seco	N/A	15.06	16.34
La Zanja	15.18	14.18	14.08

Schedule of distribution of depreciation expenses

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	149,954	164,543	147,032
Unabsorbed cost due to production stoppage	8	10,420	14,877
Cost of sales of services	2,783	9,037	8,153
Administrative expenses	1,758	2,065	1,886
Property, plant, equipment and development costs	2,400	1,799	1,039
Exploration in non-operating areas	163	98	101
Selling expenses	198	103	93
Other, net	152	51	49
Discontinued operations, note 1(e)	—	—	9

	157,416	188,116	173,239

Sociedads Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2024 and 2023, are shown below:

			Adjustments					Adjustments
	January 1,		and changes in	Disposals		December 31,		and changes in	Disposals		December 31,
	2023	Additions	estimates	and/or sales	Transfers	2023	Additions	estimates	and/or sales	Transfers	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	33,202	—	—	—	360	33,562	—	—	—	—	33,562
Buildings and other constructions	2,608,449	—	—	(35,964)	100,777	2,673,262	—	716	(3,901)	11,132	2,681,209
Machinery and equipment	5,197,630	—	—	(49,382)	194,037	5,342,285	—	(716)	(77,827)	226,320	5,490,062
Transportation units	36,377	—	—	(133)	4,388	40,632	—	—	(306)	5,449	45,775
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	36,222	—	—	—	182	36,404	—	—	(436)	273	36,241
Construction in progress and in-transit units (a)	184,265	302,302	(2,164)	—	(299,335)	185,068	358,684	—	—	(243,174)	300,578
Stripping activity asset (see note 2(i))	1,464,027	344,054	—	—	—	1,808,081	312,608	—	—	—	2,120,689
Asset retirement costs (see note 11(c))	168,484	—	40,425	—	—	208,909	—	(36,885)	—	—	172,024
Right-of-use assets (b)	97,356	3,946	—	(1,114)	(409)	99,779	1,478	—	(1,410)	—	99,847
	9,826,584	650,302	38,261	(86,593)	—	10,428,554	672,770	(36,885)	(83,880)	—	10,980,559

Accumulated depreciation
Buildings and other constructions (c)	595,921	74,690	19,912	(32,418)	—	658,105	75,268	418	(3,889)	—	729,902
Machinery and equipment	2,787,467	290,691	—	(46,980)	123	3,031,301	293,826	(418)	(77,224)	—	3,247,485
Transportation units	20,787	2,514	—	(120)	—	23,181	3,159	—	(261)	—	26,079
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	27,168	3,118	—	—	—	30,286	3,088	—	(436)	—	32,938
Stripping activity asset	925,757	133,810	—	—	—	1,059,567	191,070	—	—	—	1,250,637
Asset retirement costs	41,684	5,464	—	—	—	47,148	5,441	—	—	—	52,589
Right-of-use assets (b)	39,851	11,117	—	(1,114)	(123)	49,731	11,152	—	(1,342)	—	59,541
	4,439,207	521,404	19,912	(80,632)	—	4,899,891	583,004	—	(83,152)	—	5,399,743

Net cost	5,387,377					5,528,663					5,580,816
(a)	As of December 31, 2024, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$109.3 million), (ii) projects associated with the construction of new in-pit crusher and improvements to existing crushers (US$71.8 million), (iii) tailings dam projects (US$74.2 million), (iv) projects associated with the capitalization of main components of the mine’s heavy equipment (US$49.9 million), (v) belt replacement projects (US$10.8 million) and (vi) expansion of a leach pad (US$7.9 million).

As of December 31, 2023, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$80.2 million), (ii) tailings dam projects (US$52.5 million), (iii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$42.9 million), (iv) expansion of a leach pad (US$36.1 million), and (v) a direct flotation reactor technology project (US$21.8 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2024 and 2023:

	December 31,				December 31,			December 31,
	2023	Additions	Disposals	Transfers	2023	Additions	Disposals	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,491	—	—	—	10,491	59	—	10,550
Buildings and other constructions	56,521	2,283	(591)	—	58,213	741	(873)	58,081
Machinery and equipment	30,344	1,663	(523)	(409)	31,075	678	(537)	31,216
	97,356	3,946	(1,114)	(409)	99,779	1,478	(1,410)	99,847

Accumulated depreciation
Land	6,213	1,661	—	—	7,874	1,673	—	9,547
Buildings and other constructions	21,750	6,205	(591)	—	27,364	6,210	(804)	32,770
Machinery and equipment	11,888	3,251	(523)	(123)	14,493	3,269	(538)	17,224
	39,851	11,117	(1,114)	(123)	49,731	11,152	(1,342)	59,541

Net cost	57,505				50,048			40,306

(c)   In 2023, adjustments primarily relate to the depreciation of assets whose depreciation method was changed from UOP to straight-line basis.

Schedule of net assets for right in use

	December 31,				December 31,			December 31,
	2023	Additions	Disposals	Transfers	2023	Additions	Disposals	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,491	—	—	—	10,491	59	—	10,550
Buildings and other constructions	56,521	2,283	(591)	—	58,213	741	(873)	58,081
Machinery and equipment	30,344	1,663	(523)	(409)	31,075	678	(537)	31,216
	97,356	3,946	(1,114)	(409)	99,779	1,478	(1,410)	99,847

Accumulated depreciation
Land	6,213	1,661	—	—	7,874	1,673	—	9,547
Buildings and other constructions	21,750	6,205	(591)	—	27,364	6,210	(804)	32,770
Machinery and equipment	11,888	3,251	(523)	(123)	14,493	3,269	(538)	17,224
	39,851	11,117	(1,114)	(123)	49,731	11,152	(1,342)	59,541

Net cost	57,505				50,048			40,306